TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits
Change in unrecognized tax benefits
Operating Loss Carryforwards [Line Items]
Tax rate	25.00%	26.50%	26.50%
Statutory tax rate for next fiscal year	24.00%
Corporate statutory tax rate on 2018	23.00%
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate		24.00%	24.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	34.00%	34.00%	34.00%
Net operating losses carryforward	$ 33,000
Net operating loss carryforward expiration period	20 years
Expiration of operating loss carry forward	Dec. 31, 2036
Germany [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	16.00%	16.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward	$ 63,000